Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jun. 24, 2014
Document Creation Date	dei_DocumentCreationDate	Jan. 07, 2015